Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended
	Jun. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) the total compensation (“SCT Total”) of our principal executive officers (“PEOs”) and our non-PEO NEOs (collectively, the “Non-PEO NEOs”) as presented in the Summary Compensation Table on page 33, (ii) the “compensation actually paid” (“CAP”) to our PEOs and our Non-PEO NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures. The below tables and disclosures do not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance.

	Summary	Summary	Compensation	Compensation	Average	Average	Value of Fixed $100 Investment Based on:			Adjusted Operating
Year	Compensation Table Total for PEO Hilton H. Schlosberg ($)(1)	Compensation Table Total for Former PEO Rodney C. Sacks ($)(1)	Actually Paid to PEO Hilton H. Schlosberg ($)(1)	Actually Paid to Former PEO Rodney C. Sacks ($)(1)	Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)	Net Income (In Thousands) ($)	Income (Non- GAAP) (In Thousands) ($)(4)
2025	19,282,630	13,845,537	56,281,111	45,275,425	3,307,908	6,931,572	166	124	1,905,432	2,522,215
2024	16,868,040	17,709,651	18,038,891	18,880,502	2,561,361	2,281,797	114	120	1,509,048	2,127,143
2023	17,805,908	17,875,482	23,904,895	23,974,469	3,182,634	4,210,627	125	120	1,630,988	2,012,539
2022	15,394,400	15,417,084	20,033,195	20,055,879	2,837,541	3,565,950	110	123	1,191,624	1,685,745
2021	16,686,528	16,707,577	18,121,808	18,142,857	2,013,059	1,961,241	104	116	1,377,475	1,816,831

(1)	For 2025, our PEOs were Hilton H. Schlosberg and Rodney C. Sacks, and our Non-PEO NEOs were Thomas J. Kelly, Emelie C. Tirre, Guy P. Carling and Rob L. Gehring. Mr. Sacks was no longer a PEO effective June 13, 2025. For 2024, 2023, 2022 and 2021, our PEOs were Hilton H. Schlosberg and Rodney C. Sacks, and our Non-PEO NEOs were Thomas J. Kelly, Emelie C. Tirre and Guy P. Carling.

(2)	The amounts represent an initial value of $100 on December 31, 2020 at the end of the fiscal years ended December 31, 2021 through 2025 and assumes that all dividends (if applicable) were reinvested.
(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2020 at the end of the fiscal years ended December 31, 2021 through 2025 and assumes that all dividends (if applicable) were reinvested. The Company’s self-selected peer group is as described in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on February 27, 2026, which is comprised of TCCC, Keurig Dr. Pepper Inc., Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc.

(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Hilton H. Schlosberg	19,282,630	(14,180,811)	30,805,900	13,440,902	-	6,932,490	-	-	56,281,111
2025	Former PEO Rodney C. Sacks	13,845,537	(9,429,467)	20,485,963	13,440,902	-	6,932,490	-	-	45,275,425
	Non-PEO NEOs*	3,307,908	(1,301,343)	2,810,417	1,659,845	-	454,745	-	-	6,931,572
	PEO Hilton H. Schlosberg	16,868,040	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,038,891
2024	Former PEO Rodney C. Sacks	17,709,651	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,880,502
	Non-PEO NEOs*	2,561,361	(1,252,134)	1,027,936	57,972	-	(113,338)	-	-	2,281,797
	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
2023	Former PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
2022	Former PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
2021	Former PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241

*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.

(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.

(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Company Selected Measure Name		adjusted operating income
Named Executive Officers, Footnote
(1)	For 2025, our PEOs were Hilton H. Schlosberg and Rodney C. Sacks, and our Non-PEO NEOs were Thomas J. Kelly, Emelie C. Tirre, Guy P. Carling and Rob L. Gehring. Mr. Sacks was no longer a PEO effective June 13, 2025. For 2024, 2023, 2022 and 2021, our PEOs were Hilton H. Schlosberg and Rodney C. Sacks, and our Non-PEO NEOs were Thomas J. Kelly, Emelie C. Tirre and Guy P. Carling.

Peer Group Issuers, Footnote
(3)	The amounts represent an initial value of $100 into the Company’s peer group on a market capitalization weighted basis on December 31, 2020 at the end of the fiscal years ended December 31, 2021 through 2025 and assumes that all dividends (if applicable) were reinvested. The Company’s self-selected peer group is as described in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on February 27, 2026, which is comprised of TCCC, Keurig Dr. Pepper Inc., Constellation Brands, Inc., Molson Coors Beverage Company and PepsiCo, Inc.

Adjustment To PEO Compensation, Footnote

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Hilton H. Schlosberg	19,282,630	(14,180,811)	30,805,900	13,440,902	-	6,932,490	-	-	56,281,111
2025	Former PEO Rodney C. Sacks	13,845,537	(9,429,467)	20,485,963	13,440,902	-	6,932,490	-	-	45,275,425
	Non-PEO NEOs*	3,307,908	(1,301,343)	2,810,417	1,659,845	-	454,745	-	-	6,931,572
	PEO Hilton H. Schlosberg	16,868,040	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,038,891
2024	Former PEO Rodney C. Sacks	17,709,651	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,880,502
	Non-PEO NEOs*	2,561,361	(1,252,134)	1,027,936	57,972	-	(113,338)	-	-	2,281,797
	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
2023	Former PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
2022	Former PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
2021	Former PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241
*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.

(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.

(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount		$ 3,307,908	$ 2,561,361	$ 3,182,634	$ 2,837,541	$ 2,013,059
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,931,572	2,281,797	4,210,627	3,565,950	1,961,241
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of adjustments from SCT Total to CAP for our PEOs and Non-PEO NEOs is presented in the table below. For purposes of this reconciliation, because the Company historically has not paid dividends, no adjustment was made for the amount of any dividends or other earnings for any unvested stock awards on which dividends or other earnings were paid during any applicable fiscal year that were not otherwise included in the total compensation column of the SCT for the applicable fiscal year.

	PEO/	SCT Total	(a)	(b)	(c)	(d)	(e)	(f)	(g)	CAP Amounts
Year	Non-PEO NEOs	($)	($)	($)	($)	($)	($)	($)	($)	($)
	PEO Hilton H. Schlosberg	19,282,630	(14,180,811)	30,805,900	13,440,902	-	6,932,490	-	-	56,281,111
2025	Former PEO Rodney C. Sacks	13,845,537	(9,429,467)	20,485,963	13,440,902	-	6,932,490	-	-	45,275,425
	Non-PEO NEOs*	3,307,908	(1,301,343)	2,810,417	1,659,845	-	454,745	-	-	6,931,572
	PEO Hilton H. Schlosberg	16,868,040	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,038,891
2024	Former PEO Rodney C. Sacks	17,709,651	(14,055,685)	11,601,946	4,772,335	-	(1,147,745)	-	-	18,880,502
	Non-PEO NEOs*	2,561,361	(1,252,134)	1,027,936	57,972	-	(113,338)	-	-	2,281,797
	PEO Hilton H. Schlosberg	17,805,908	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,904,895
2023	Former PEO Rodney C. Sacks	17,875,482	(13,746,659)	15,916,007	2,873,972	-	1,055,667	-	-	23,974,469
	Non-PEO NEOs*	3,182,634	(1,490,600)	1,750,353	581,262	-	186,978	-	-	4,210,627
	PEO Hilton H. Schlosberg	15,394,400	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,033,195
2022	Former PEO Rodney C. Sacks	15,417,084	(13,563,286)	21,055,402	1,634,689	-	(4,488,010)	-	-	20,055,879
	Non-PEO NEOs*	2,837,541	(1,655,774)	2,583,986	414,736	-	(614,539)	-	-	3,565,950
	PEO Hilton H. Schlosberg	16,686,528	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,121,808
2021	Former PEO Rodney C. Sacks	16,707,577	(13,529,221)	14,649,088	1,006,176	-	(690,763)	-	-	18,142,857
	Non-PEO NEOs*	2,013,059	(841,200)	909,252	217,845	-	(337,715)	-	-	1,961,241
*	Amounts presented are averages for the entire group of Non-PEO NEOs in each respective year.

(a)	(Deduct): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year.

(b)	Add: Fair value at year end of stock awards and option awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end.

(c)	Add (Deduct): The change in fair value (whether positive or negative) at the covered fiscal year end of stock awards and option awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end, as measured from the end of the prior fiscal year.

(d)	Add: Vesting date fair value of stock awards and option awards granted and vested during the covered fiscal year.

(e)	Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year.

(f)	Deduct: Fair value at the applicable fiscal year end of stock awards and option awards that were granted in any prior fiscal year that did not vest during the covered fiscal year by failing to satisfy the relevant vesting conditions for the applicable stock award or option award.

(g)	Add: Dividends or other earnings paid on stock awards or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for 2025. We determined adjusted operating income to be the most important financial performance measure used to link the Company’s performance to CAP to our PEOs and Non-PEO NEOs in 2025. We may determine different financial performances to be the most important financial performance in future years.

Financial Performance Measures
Adjusted operating income
Adjusted diluted EPS

Total Shareholder Return Amount		$ 166	114	125	110	104
Peer Group Total Shareholder Return Amount		124	120	120	123	116
Net Income (Loss)		$ 1,905,432,000	$ 1,509,048,000	$ 1,630,988,000	$ 1,191,624,000	$ 1,377,475,000
Company Selected Measure Amount		2,522,215,000	2,127,143,000	2,012,539,000	1,685,745,000	1,816,831,000
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted operating income
Non-GAAP Measure Description
(4)	The Company has elected to present adjusted operating income, as the Company-selected measure to assist in understanding the changes in CAP over the fiscal years presented. For a reconciliation of adjusted operating income to operating income, the most directly comparable GAAP financial measure, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted diluted EPS
Hilton H. Schlosberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 19,282,630	$ 16,868,040	$ 17,805,908	$ 15,394,400	$ 16,686,528
PEO Actually Paid Compensation Amount		$ 56,281,111	18,038,891	23,904,895	20,033,195	18,121,808
PEO Name		Hilton H. Schlosberg
Rodney C. Sacks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,845,537	17,709,651	17,875,482	15,417,084	16,707,577
PEO Actually Paid Compensation Amount		45,275,425	18,880,502	23,974,469	20,055,879	18,142,857
PEO Name	Rodney C. Sacks
PEO | Hilton H. Schlosberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,180,811)	(14,055,685)	(13,746,659)	(13,563,286)	(13,529,221)
PEO | Hilton H. Schlosberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		30,805,900	11,601,946	15,916,007	21,055,402	14,649,088
PEO | Hilton H. Schlosberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,440,902	4,772,335	2,873,972	1,634,689	1,006,176
PEO | Hilton H. Schlosberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Hilton H. Schlosberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,932,490	(1,147,745)	1,055,667	(4,488,010)	(690,763)
PEO | Hilton H. Schlosberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Hilton H. Schlosberg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Rodney C. Sacks [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,429,467)	(14,055,685)	(13,746,659)	(13,563,286)	(13,529,221)
PEO | Rodney C. Sacks [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,485,963	11,601,946	15,916,007	21,055,402	14,649,088
PEO | Rodney C. Sacks [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,440,902	4,772,335	2,873,972	1,634,689	1,006,176
PEO | Rodney C. Sacks [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Rodney C. Sacks [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,932,490	(1,147,745)	1,055,667	(4,488,010)	(690,763)
PEO | Rodney C. Sacks [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Rodney C. Sacks [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,301,343)	(1,252,134)	(1,490,600)	(1,655,774)	(841,200)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,810,417	1,027,936	1,750,353	2,583,986	909,252
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,659,845	57,972	581,262	414,736	217,845
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		454,745	(113,338)	186,978	(614,539)	(337,715)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount